Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

EUR'000	2025	2024	2023
Trade receivables from non-related parties	117,734	51,467	26,802
Contract assets	81,923	37,609	8,880
Receivables from related parties	—	214	592
Other receivables	21,295	11,305	3,158
Total trade receivables and other receivables	220,952	100,595	39,432

Schedule of Movements in Contract Assets	The table below outlines movements in contract assets during the year:

EUR'000	2025	2024	2023
Contract assets at 1 January	37,609	8,880	19,999
Acquisition of businesses	—	—	8,266
Recognised during the period	81,923	37,710	614
Transfer to receivables	(37,609)	(8,880)	(19,999)
Exchange differences	—	(101)	—
Total contract assets at 31 December	81,923	37,609	8,880
Current	81,923	37,609	8,880
Non-current	—	—	—

Schedule of Expected Credit Loss on Trade Receivables

EUR'000	Trade receivables	Contract assets	Expected loss	Total
31 December 2025
Not due	115,559	81,923	—	197,482
Overdue 1-30 days	716	—	—	716
Overdue 31 to 60 days	1,459	—	—	1,459
Overdue +61 days	—	—	—	—
Total	117,734	81,923	—	199,657
31 December 2024
Not due	49,029	37,609	—	86,638
Overdue 1-30 days	—	—	—	—
Overdue 31 to 60 days	2,373	—	—	2,373
Overdue +61 days	65	—	—	65
Total	51,467	37,609	—	89,076
31 December 2023
Not due	9,639	8,880	—	18,519
Overdue 1-30 days	14,287	—	—	14,287
Overdue 31 to 60 days	603	—	—	603
Overdue +61 days	2,273	—	—	2,273
Total	26,802	8,880	—	35,682